Employee Benefits and Other Expenses, Expenses Not Otherwise Shown Separately In Financial Statement (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Expenses Not Otherwise Shown Separately In Financial Statement [Abstract]
Outside professional services	$ 2,692	$ 2,370	$ 1,982
Contract services	1,407	1,642	1,088
Foreclosed assets	1,354	1,537	1,071
Operating losses	1,261	1,258	875
Outside data processing	935	1,046	1,027
Postage, stationery and supplies	942	944	933
Insurance Expense	$ 515	$ 464	$ 845